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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [x]; Amendment Number: 1
  This Amendment (Check only one.): [x] Is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      W.P. Stewart & Co., Ltd.
Address:   43 Cedar Avenue, P.O. Box HM 2905
           Hamilton HM LX
           Bermuda

Form 13F File Number: 28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lisa D. Levey
Title:   Deputy Managing Director-General Counsel & Assistant Secretary
Phone:   212-750-8585

Signature, Place, and Date of Signing:

       /s/ LISA D. LEVEY         New York, NY                July 2002
      ---------------------      -----------------     ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Report Summary:

This amendment reflects correction of a clerical error.

Number of Other Included Managers:                     0
                                          --------------
Form 13F Information Table Entry Total:               30
                                          --------------
Form 13F Information Table Value Total:   $    9,013,727
                                          --------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                                                    FORM 13F INFORMATION TABLE
                                           REPORTING MANAGER: W.P. STEWART & CO., LTD.



DATE AS OF 3/31/02-Amendment 1


COLUMN 1                         COLUMN 2        COLUMN 3    COLUMN 4   COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
--------                         --------        --------    -------- ------------      --------   -------  ----------------------
                                                             Market                                         Sole Shared
                                                              Value   Shares/   SH   Put/ Invest.              Voting
Name Of issuer                   Title Of Class  Cusip        x1000   Prn Amt   Prn  Call Discret  Managers   Authority     None
--------------                   --------------  -----       ------   --------  ---- ---- -------  -------- ------------  --------
ANHEUSER BUSCH COMPANIES INC      COMMON STOCK   035229103    251746    4822720 SH           SOLE                          4822720
AUTOMATIC DATA PROCESSING INC     COMMON STOCK   053015103    610414   10475609 SH           SOLE                         10475609
CINTAS CORP                       COMMON STOCK   172908105    100099    2007595 SH           SOLE                          2007595
COCA-COLA CO                      COMMON STOCK   191216100    603464   11547332 SH           SOLE                         11547332
COSTCO WHOLESALE CORP-NEW         COMMON STOCK   22160K105       232       5815 SH           SOLE                             5815
DELL COMPUTER CORP                COMMON STOCK   247025109    163457    6260331 SH           SOLE                          6260331
WALT DISNEY CO HOLDING CO         COMMON STOCK   254687106    271099   11746059 SH           SOLE                         11746059
FIRST DATA CORP                   COMMON STOCK   319963104    717480    8223264 SH           SOLE                          8223264
GENERAL ELECTRIC CO               COMMON STOCK   369604103    530425   14163553 SH           SOLE                         14163553
GILLETTE CO                       COMMON STOCK   375766102       372      10940 SH           SOLE                            10940
HOME DEPOT INC                    COMMON STOCK   437076102    432484    8897012 SH           SOLE                          8897012
JOHNSON & JOHNSON                 COMMON STOCK   478160104    721769   11112686 SH           SOLE                         11112686
ESTEE LAUDER COMPANIES CL A       COMMON STOCK   518439104      1875      54898 SH           SOLE                            54898
ELI LILLY & CO                    COMMON STOCK   532457108    122915    1613064 SH           SOLE                          1613064
MARRIOTT INTERNATIONAL INC NEW    COMMON STOCK   571903202    115626    2572318 SH           SOLE                          2572318
MEDTRONIC INC                     COMMON STOCK   585055106    217463    4810062 SH           SOLE                          4810062
MERCK & CO INC                    COMMON STOCK   589331107    520466    9039013 SH           SOLE                          9039013
MICROSOFT CORP                    COMMON STOCK   594918104    395883    6564142 SH           SOLE                          6564142
NEW YORK TIMES CO-CL A            COMMON STOCK   650111107    350589    7325295 SH           SOLE                          7325295
NORTHERN TRUST CORP               COMMON STOCK   665859104    163856    2725942 SH           SOLE                          2725942
OMNICOM GROUP INC                 COMMON STOCK   681919106    423108    4482074 SH           SOLE                          4482074
PFIZER INC                        COMMON STOCK   717081103    287499    7234509 SH           SOLE                          7234509
STARBUCKS CORP                    COMMON STOCK   855244109    212848    9202243 SH           SOLE                          9202243
STATE STREET CORP                 COMMON STOCK   857477103    451423    8151371 SH           SOLE                          8151371
STRYKER CORP                      COMMON STOCK   863667101    130745    2167158 SH           SOLE                          2167158
SYSCO CORP                        COMMON STOCK   871829107    446208   14963369 SH           SOLE                         14963369
VIACOM INC-CL B FORMLY NON VTG    COMMON STOCK   925524308    109224    2258101 SH           SOLE                          2258101
WAL-MART STORES INC               COMMON STOCK   931142103     56286     918204 SH           SOLE                           918204
WALGREEN CO                       COMMON STOCK   931422109    267813    6833696 SH           SOLE                          6833696
WM WRIGLEY JR CO                  COMMON STOCK   982526105    336860    6318892 SH           SOLE                          6318892

                                                             9013727                         No. of Other
                                                                                             Managers              0

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